Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
7.	Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2021 and 2022 are as follows:

		2021	2022
		In millions of won
Cash	￦	19,623	21,113
Other demand deposits		1,825,751	1,906,248
Short-term deposits classified as cash equivalents		407,921	1,063,290
Short-term investments classified as cash equivalents		381,943	244,129

	￦	2,635,238	3,234,780